Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Significant components of deferred tax assets and liabilities
Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015
Deferred tax assets:
Exit costs, environ-mental and other similar items	$50,193	$74,535	$63,851
Employee related and benefit items	104,098	166,313	141,974
Other items	110,960	148,910	116,302
Total deferred tax assets	265,251	389,758	322,127

Deferred tax liabilities:
Depreciation and amortization	1,506,650	254,430	241,101
LIFO inventories	78,952	83,659	89,330
Other items	49,670	59,746	33,433
Total deferred tax liabilities	1,635,272	397,835	363,864

Net deferred tax liabilities	$1,370,021	$8,077	$41,737

Significant components of the provisions for income taxes
Significant components of the provisions for income taxes were as follows:

	2017	2016	2015
Current:
Federal	$269,330	$438,244	$399,677
Foreign	53,442	31,125	30,145
State and local	39,320	61,402	60,319
Total current	362,092	530,771	490,141
Deferred:
Federal	(474,889)	(56,891)	13,505
Foreign	(42,292)	(2,121)	(10,752)
State and local	(88,954)	(9,229)	2,223
Total deferred	(606,135)	(68,241)	4,976
Total (credits) provisions for income taxes	$(244,043)	$462,530	$495,117

Significant components of income before income taxes used for income tax purpose
Significant components of income before income taxes as used for income tax purposes, were as follows:

	2017	2016	2015
Domestic	$1,474,481	$1,504,990	$1,440,511
Foreign	53,738	90,243	108,455
	$1,528,219	$1,595,233	$1,548,966

Reconciliation of the statutory federal income tax rate to the effective tax rate
A reconciliation of the statutory federal income tax rate to the effective tax rate follows:

	2017	2016	2015
Statutory federal income tax rate	35.0%	35.0%	35.0%
Effect of:
State and local income taxes	2.2	2.3	2.6
Investment vehicles	(1.4)	(1.5)	(1.6)
Domestic production activities	(3.0)	(2.9)	(2.2)
Employee share-based payments	(5.6)	(2.8)
Other - net	(2.1)	(1.1)	(1.8)
Subtotal	25.1%	29.0%	32.0%
Effect of:
Tax Act	(39.8)
Subsidiary mergers	(4.0)
Reported effective tax rate	(18.7)%	29.0%	32.0%

Reconciliation of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2017	2016	2015
Balance at beginning of year	$32,805	$33,873	$31,560
Additions from the Acquisition	18,928
Additions based on tax positions related to the current year	6,780	5,674	4,228
Additions for tax positions of prior years	4,033	3,890	8,450
Reductions for tax positions of prior years	(1,168)	(5,901)	(4,862)
Settlements	(368)	(3,763)	(968)
Lapses of statutes of limitations	(2,009)	(968)	(4,535)
Balance at end of year	$59,001	$32,805	$33,873